4. Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Allocation of Purchase Price
Current assets	$3,119
Current liabilities	(3,331)
Field tests	302,079
Sensor integrations	128,755
Board designs	64,378
Net assets acquired	495,000
Total consideration	$495,000

Proforma information
For the year ended
December 31, 2017
Gross profit	$2,368
Net loss	$(499,775)
Net loss per share, basic and diluted	$(0.02)